Statutory and other information - Fees and emoluments - executive director (Details) - EUR (€) € in Thousands, shares in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Basic salary	€ 3,500	€ 6,800	€ 8,000
Share based compensation	2,400	3,700	4,500
Total Directors' emoluments	6,600	11,300	13,400
Michael O Leary
Disclosure of transactions between related parties [line items]
Basic salary	250	500	1,060
Bonus (performance and target-related)		460	770
Share based compensation	1,780	2,510	1,550
Total Directors' emoluments	2,030	3,470	€ 3,380
Accounting charge	€ 1,780	€ 1,780
Number of options vested	10	10